Financial Instruments and Financial Risk Management (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial Instruments and Financial Risk Management (Textual)
Unrealized profit or loss for assets held	$ 307	$ 105